UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000_

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	__Brookhaven Capital Management
Address:	__3000 Sand Hill Road #3-105___
		__Menlo Park, CA 94025_________

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	_Kathleen Orteig______________
Title:	_Operations Manager___________
Phone:	_650-854-5544_________________

Signature, Place and Date of Signing:

	___Kathleen Orteig______		___Menlo Park, CA___		___
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		___   0    ___

Form 13F Information Table Entry Total:		_     18

Form 13F Information Table Value Total:		   142,901,840


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
 "NONE" and omit the column headings and list entries.]

	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	[Repeat as necessary.]


NAME OF ISSUER			TITLE OF	CUSIP		VALUE	 SHARES	INV.	OTHER	   AUTH
	CLASS				X1000			DISC	MGR
[DATA]

NEW CENTURY FINANCIAL	          OTC IS     64352D101   82,818,756	7,124,194 	SOLE	7,124,194
NTN COMMUNICATIONS               OTC IS     628410309  16,863,608	6,274,831	SOLE	6,274,831
RENT WAY INC		          COMMON     76009U104   14,592,150	480,400		SOLE	480,400
INTRENET INC		          OTC IS     461190100   7,385,342	3,938,849	SOLE	3,938,849
CALL MAXTOR CORP OCT 10	   CALL	      5777290JB   6,713,438	32,550		SOLE	32,550
CALL MAIL COM OCT 5		   CALL	      5603110JA   4,242,656	45,255		SOLE	42,255
ROUGE INDUSTRIES INC		   COMMON    779088103	   3,595,714	1,278,476	SOLE	1,278,476
CALL MAXTOR CORP OCT 7.5	   CALL	      5777290JU   3,272,500	9,350		SOLE	9,350
CALL INTL BUSINESS OCT 110	   CALL	      4592000JB   875,000	1,250		SOLE	1,250
MAIL COM INC		           OTC IS    560311102   1,284,058	246,047		SOLE	246,057
CALL DELTA AIR OCT 40		   CALL	      2473610JH   500,000	1,000		SOLE	1,000
CALL MAXTOR CORP OCT             CALL      5777290JA   390,688	665		SOLE	665
CALL DELTA AIR OCT 45		   CALL	      2473610JI   175,000	1,000		SOLE	1,000
CASH TECHNOLOGIES INC		   OTC IS    8846627	   100,000	10,500		SOLE	10,500
SOUTHERN PACIFIC FUNDING	   COMMON    843576109	   77,621	4,435,468	SOLE	4,435,468
APPLIED MAGNETICS CORP		   COMMON    38213104	   10,000	500,000		SOLE	500,000
SOUTHERN PACIFIC FUNDING	   COMMON    843576109	   3,567	203,800		SOLE	203,800
SOUTHERN PACIFIC FUNDING	   BOND	      943579204   1,743	17,431,168	SOLE	17,431,168

TOTALS				142,901,840





